Consolidated Statements of Income - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements of Income [Abstract]
Sales	$ 7,536	$ 10,015	$ 6,955
Cost of sales	4,865	4,983	4,344
Gross profit	2,671	5,032	2,611
Selling, transport and marketing expenses	1,093	1,181	1,067
General and administrative expenses	260	291	276
Research and development expenses	71	68	64
Other expenses	128	30	57
Other income	(22)	(54)	(63)
Operating income	1,141	3,516	1,210
Finance expenses	259	327	216
Finance income	(91)	(214)	(94)
Finance expenses, net	168	113	122
Share in earnings of equity-accounted investees	1	1	4
Income before taxes on income	974	3,404	1,092
Taxes on income	287	1,185	260
Net income	687	2,219	832
Net income attributable to the non-controlling interests	40	60	49
Net income attributable to the shareholders of the Company	$ 647	$ 2,159	$ 783
Earnings per share attributable to the shareholders of the Company:
Basic earnings per share (in dollars)	$ 0.5	$ 1.68	$ 0.61
Diluted earnings per share (in dollars)	$ 0.5	$ 1.67	$ 0.6
Weighted-average number of ordinary shares outstanding:
Basic (in thousands)	1,289,361	1,287,304	1,282,807
Diluted (in thousands)	1,290,668	1,289,947	1,287,051